Note 7 - Employee Benefit Plans (Details) - Net Periodic Pension Cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net Periodic Pension Cost [Abstract]
Service cost	$ 1,058	$ 994	$ 2,115	$ 1,987
Interest cost	969	1,017	1,939	2,034
Expected return on plan assets	(1,205)	(1,145)	(2,409)	(2,290)
Amortization of prior service cost	98	100	195	200
Amortization of net (gain) loss	776	706	1,552	1,413
Net periodic benefit cost	$ 1,696	$ 1,672	$ 3,392	$ 3,344